Leases - Schedule of Information on Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Lease cost	$ 64.3	$ 64.7	$ 59.7
Cash paid for leases recognized in operating cash flows	67.9	57.9	62.8
Right-of-use assets obtained in exchange for new lease liabilities	38.1	86.2	$ 77.8
Right-of-use assets recognized in Other assets	$ 204.2	$ 213.5
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other assets	Other assets
Lease liabilities recognized in Other current liabilities	$ 57.5	$ 53.2
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Lease liabilities recognized in Other long-term liabilities	$ 175.5	$ 190.2
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other long-term liabilities	Other long-term liabilities
Weighted-average remaining lease term	6 years	6 years 7 months 6 days
Weighted-average discount rate	3.60%	3.50%